Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Apr. 14, 2021
Par value change per share	$ 1.1211		$ 1.1211
Bottom of Range
Par value change per share		$ 1.1211
Top of Range
Par value change per share		$ 1